RELATED PARTY TRANSACTIONS - Compensation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Key management personnel
Disclosure of transactions between related parties [line items]
Compensation paid	$ 757,200	$ 948,970